Account Payable	12 Months Ended
Dec. 31, 2023
Account Payable [Abstract]
ACCOUNT PAYABLE

Note 9 - ACCOUNT PAYABLE

The Company had accounts payable of $185,434 and $0 as of December 31, 2023 and 2022, respectively.

Accounts payable are payable for the purchase of consumptive biological assets.